13. NOTE FINANCING PAYABLES (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Weighted-average interest rate, Note financing payables	8.47%	0.00%
Maturities Note financing payables	June 2015 to December 2015
Note financing payables	$ 79,374	$ 0